Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Result before tax		€ 7,772	€ 6,037	€ 17,358
Adjusted for:
– Depreciation and amortisation		673	674	711
– Addition to loan loss provisions		1,194	520	1,861
– Revaluations		1,012	1,806	(6,002)
– Exchange rate differences and other		869	260	(330)
Taxation paid		(2,754)	(2,700)	(1,474)
Changes in:
– Loans and advances to banks, not available on demand		(7,736)	12,693	(5,837)
– Deposits from banks, not payable on demand		(7,818)	(31,804)	(26,976)
– Trading assets		(12,663)	(3,359)	(5,489)
– Trading liabilities		(1,964)	(1,869)	11,975
– Loans and advances to customers		(34,401)	(5,816)	(19,297)
– Customer deposits		41,090	8,513	25,057
– Non–trading derivatives		(54)	2,409	(5,469)
– Assets designated at fair value through profit or loss		40	260	45
– Assets mandatorily at fair value through profit or loss		274	(7,402)	(4,143)
– Other assets		263	1,727	(2,866)
– Other financial liabilities at fair value through profit or loss		(7,800)	4,391	9,886
– Provisions and other liabilities		(542)	2,320	(123)
Net cash flow from/(used in) operating activities		(22,544)	(11,340)	(11,112)
Investments and advances:
- Associates and joint ventures		(26)	(55)	(48)
- Financial assets at fair value through other comprehensive income		(21,091)	(19,995)	(18,806)
– Securities at amortised cost1	[1]	(110,052)	(49,614)	(24,651)
– Property and equipment		(332)	(246)	(231)
– Other investments		(383)	(310)	(198)
Disposals and redemptions:
– Associates and joint ventures		107	164	58
– Disposal of subsidiaries, net of cash disposed				7
- Financial assets at fair value through other comprehensive income		16,949	11,913	14,526
– Securities at amortised cost1	[1]	108,732	49,525	23,943
– Property and equipment		50	57	83
– Other investments		13	15	10
Net cash flow from/(used in) investing activities		(6,033)	(8,545)	(5,307)
Cash flows from financing activities
Proceeds from debt securities1	[1]	124,701	116,436	92,707
Repayments of debt securities1	[1]	(113,014)	(90,574)	(82,844)
Proceeds from issuance of subordinated loans		4,603	2,225	983
Repayments of subordinated loans		(2,931)	(2,894)	(1,090)
Repayments of principal portion of lease liabilities		(290)	(291)	(296)
Purchase/sale of treasury shares		(3,817)	(3,531)	(1,717)
Dividends paid		(3,879)	(2,967)	(3,093)
Other financing		0	0	0
Net cash flow from/(used in) financing activities		5,374	18,404	4,649
Net cash flow		(23,203)	(1,481)	(11,770)
Cash and cash equivalents at beginning of year		93,012	95,391	107,665
Effect of exchange rate changes on cash and cash equivalents		(740)	(898)	(504)
Cash and cash equivalents at end of year		€ 69,069	€ 93,012	€ 95,391

[1]	Cash flows are reported on a gross basis and include investments and borrowings of short term securities